CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 14, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 15, 2023 $ / shares shares	Sep. 13, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075	$ 0.00005	$ 0.00005	$ 0.00075
Ordinary shares, authorized	1,000,000,000	66,666,667	1,000,000,000		66,666,667
Ordinary shares, issued		49,806,556			15,891,257
Ordinary shares outstanding		49,806,556			15,216,681
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.00075		$ 0.00075
Preferred shares, authorized	66,666,667		66,666,667
Preferred shares, outstanding		0			0
Share consolidation ratio	0.067
Series D convertible preferred shares
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Preferred shares, authorized		6,000			6,000
Preferred shares, issued		6,000			6,000
Preferred shares, outstanding		6,000			6,000
Series F convertible preferred shares
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.00005			$ 0.00005
Preferred shares, authorized		43,000			50,000
Preferred shares, issued		43,000			50,000
Preferred shares, outstanding		43,000			50,000